                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen High Yield Fund
Portfolio of Investments | May 31, 2007 (Unaudited)

PAR
AMOUNT
(000)  DESCRIPTION                                       COUPON      MATURITY        VALUE
---------------------------------------------------------------------------------------------
       CORPORATE BONDS 91.2%
       AEROSPACE 1.9%
$4,645 Hexcel Corp. ..............................        6.750%     02/01/15     $ 4,691,450
 6,440 K & F Acquisition, Inc. ...................        7.750      11/15/14       6,890,800
                                                                                  -----------
                                                                                   11,582,250
                                                                                  -----------
       BROADCASTING 1.1%
 3,740 Lin Television Corp. ......................        6.500      05/15/13       3,796,100
 2,755 Univision Communications,
          Inc. (a)(b) ............................        9.750      03/15/15       2,865,200
                                                                                  -----------
                                                                                    6,661,300
                                                                                  -----------
       CABLE 3.9%
 6,005 Cablevision Systems Corp. (c) .............        9.820      04/01/09       6,387,819
 1,839 CCH I, LLC ................................       11.000      10/01/15       2,009,107
 5,320 Echostar DBS Corp. ........................        6.375      10/01/11       5,353,250
 1,290 Echostar DBS Corp. ........................        6.625      10/01/14       1,293,225
 1,505 Intelsat Bermuda, Ltd.
          (Bermuda) (c) ..........................        8.872      01/15/15       1,546,387
   460 Intelsat Subsidiary Holding Co.,
          Ltd. (Bermuda) .........................        8.250      01/15/13         480,125
 4,315 Intelsat Subsidiary Holding Co.,
          Ltd. (Bermuda) .........................        8.625      01/15/15       4,644,019
   655 NTL Cable, PLC (United
          Kingdom) ...............................        8.750      04/15/14         695,938
   360 NTL Cable, PLC (United
          Kingdom) ...............................        9.125      08/15/16         393,300
   898 PanAmSat Corp. ............................        9.000      08/15/14         974,330
                                                                                  -----------
                                                                                   23,777,500
                                                                                  -----------
       CHEMICALS 6.5%
 6,115 Berry Plastics Holding Corp. ..............        8.875      09/15/14       6,298,450
 2,855 Cognis Deutschland GmbH & Co.
          (EUR) (Germany) (b)(c) .................        8.910      11/15/13       3,884,760
 2,828 Equistar Chemicals, LP ....................       10.125      09/01/08       2,990,610
   354 Equistar Chemicals, LP ....................       10.625      05/01/11         375,240
 1,715 Innophos Holdings, Inc. (b) ...............        9.500      04/15/12       1,757,875
 2,700 Innophos, Inc. ............................        8.875      08/15/14       2,862,000
 2,585 Koppers Holdings, Inc. (d) ................      0/9.875      11/15/14       2,274,800
 1,730 Koppers, Inc. .............................        9.875      10/15/13       1,890,025

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
 1,930 Millennium America, Inc. ..................        9.250      06/15/08       2,002,375
 2,775 Nalco Co. .................................        7.750      11/15/11       2,886,000
 3,960 Nalco Co. .................................        8.875      11/15/13       4,266,900
 1,390 Rockwood Specialties Group, Inc.
          (EUR) ..................................        7.625      11/15/14       1,977,856
 3,185 Terra Capital, Inc. .......................        7.000      02/01/17       3,208,888
 2,940 Westlake Chemical Corp. ...................        6.625      01/15/16       2,910,600
                                                                                  -----------
                                                                                   39,586,379
                                                                                  -----------
       CONSUMER PRODUCTS 1.0%
 3,740 Jarden Corp. ..............................        7.500      05/01/17       3,833,500
 2,460 Oxford Industrials, Inc. ..................        8.875      06/01/11       2,570,700
                                                                                  -----------
                                                                                    6,404,200
                                                                                  -----------
       DIVERSIFIED MEDIA 4.1%
 1,155 Advanstar Communications, Inc. ............       10.750      08/15/10       1,260,394
 6,187 CanWest Media, Inc. (Canada) ..............        8.000      09/15/12       6,418,855
 2,282 Dex Media East/Finance Corp.,
          LLC ....................................       12.125      11/15/12       2,481,675
 3,587 Dex Media West/Finance Corp.,
          LLC Ser B ..............................        9.875      08/15/13       3,914,314
 4,700 Idearc, Inc. (b) ..........................        8.000      11/15/16       4,893,875
 2,250 Interpublic Group of Cos., Inc. ...........        6.250      11/15/14       2,123,437
 4,020 Valassis Communications, Inc. (b)..........        8.250      03/01/15       4,004,925
                                                                                  -----------
                                                                                   25,097,475
                                                                                  -----------
       ENERGY  10.5%
 4,700 Chaparral Energy, Inc. ....................        8.500      12/01/15       4,735,250
   705 Chaparral Energy, Inc. (b) ................        8.875      02/01/17         719,100
 6,870 CHC Helicopter Corp. (Canada) .............        7.375      05/01/14       6,784,125
 2,325 Chesapeake Energy Corp. ...................        6.375      06/15/15       2,336,625
 4,360 Chesapeake Energy Corp. ...................        7.500      09/15/13       4,567,100
   960 Cimarex Energy Co. ........................        7.125      05/01/17         976,800
 2,220 Compagnie Generale de
          Geophysique SA (France) ................        7.500      05/15/15       2,333,775
 5,120 El Paso Production Holding Co. ............        7.750      06/01/13       5,434,706
 1,800 Hanover Compressor Co. ....................        8.625      12/15/10       1,885,500
   890 Hanover Compressor Co. ....................        9.000      06/01/14         963,425
   109 Hanover Equipment Trust Ser A .............        8.500      09/01/08         109,817
 3,042 Hanover Equipment Trust Ser B .............        8.750      09/01/11       3,156,075
 6,685 Hilcorp Energy/Finance Corp. (b)...........        7.750      11/01/15       6,751,850
 3,460 Husky Oil, Ltd. (Canada) ..................        8.900      08/15/28       3,591,501
 6,170 Massey Energy Co. .........................        6.875      12/15/13       5,946,337

 2,635 OPTI Canada, Inc. (Canada) (b).............        8.250      12/15/14       2,812,863
 3,450 Pacific Energy Partners ...................        7.125      06/15/14       3,603,560
 4,560 Pogo Producing Co. ........................        6.875      10/01/17       4,639,800
 2,820 Sandridge Energy (b) ......................        8.625      04/01/15       2,925,750
                                                                                  -----------
                                                                                   64,273,959
                                                                                  -----------
       FINANCIAL 1.8%
   840 Capmark Financial Group, Inc. (b)..........        5.875      05/10/12         834,943
   350 Capmark Financial Group, Inc. (b)..........        6.300      05/10/17         348,424
 3,395 Residential Capital, LLC ..................        6.375      06/30/10       3,390,906
 2,825 Residential Capital, LLC ..................        6.500      04/17/13       2,795,487
 3,441 UCAR Finance, Inc. ........................       10.250      02/15/12       3,647,460
                                                                                  -----------
                                                                                   11,017,220
                                                                                  -----------
       FOOD & DRUG 2.0%
 2,625 Delhaize America, Inc. ....................        8.125      04/15/11       2,884,925
 2,590 Delhaize America, Inc. ....................        9.000      04/15/31       3,218,619
 3,380 Kroger Co. (b) ............................        8.500      07/15/17       3,602,971
 2,345 SUPERVALU, Inc. ...........................        7.500      05/15/12       2,478,724
                                                                                  -----------
                                                                                   12,185,239
                                                                                  -----------
       FOOD & TOBACCO 4.2%
   670 Constellation Brands, Inc. (b).............        7.250      05/15/17         677,537
 3,000 Michael Foods, Inc. .......................        8.000      11/15/13       3,090,000
 4,720 Pilgrim's Pride Corp. .....................        7.625      05/01/15       4,873,400
 7,600 Pilgrim's Pride Corp. .....................        9.625      09/15/11       7,942,000
 3,055 Reynolds American, Inc. ...................        6.500      07/15/10       3,136,813
 4,565 Smithfield Foods, Inc. ....................        7.000      08/01/11       4,656,300
   450 Smithfield Foods, Inc. Ser B ..............        7.750      05/15/13         468,000
 1,080 Smithfield Foods, Inc. Ser B ..............        8.000      10/15/09       1,128,600
                                                                                  -----------
                                                                                   25,972,650
                                                                                  -----------
       FOREST PRODUCTS  5.3%
 2,785 Covalence Specialty Materials
          Corp. (b) ..............................       10.250      03/01/16       2,868,550
 1,490 Crown Americas ............................        7.625      11/15/13       1,553,325
 1,975 Crown European Holdings SA
          (EUR) (France) .........................        6.250      09/01/11       2,761,100
 3,610 Georgia-Pacific Corp. (b) .................        7.125      01/15/17       3,619,025
 1,345 Graham Packaging Co., Inc. ................        8.500      10/15/12       1,378,625
 3,965 Graham Packaging Co., Inc. ................        9.875      10/15/14       4,103,775
 4,870 Graphic Packaging International,
          Inc ....................................        9.500      08/15/13       5,204,813
 1,535 JSG Funding, PLC (EUR)
          (Ireland) ..............................       10.125      10/01/12       2,217,742

   114 Owens-Brockway Glass
          Containers, Inc. .......................        8.875      02/15/09         117,135
 2,100 Owens-Illinois, Inc. ......................        7.350      05/15/08       2,128,875
 5,540 Owens-Illinois, Inc. ......................        7.500      05/15/10       5,726,975
 1,085 P.H. Glatfelter ...........................        7.125      05/01/16       1,112,125
                                                                                  -----------
                                                                                   32,792,065
                                                                                  -----------
       GAMING & LEISURE 6.4%
   993 Caesars Entertainment .....................        8.875      09/15/08       1,026,514
 5,000 Host Marriott, LP .........................        6.375      03/15/15       5,006,250
 4,000 Host Marriott, LP Ser J ...................        7.125      11/01/13       4,120,000
 6,935 Isle of Capri Casinos, Inc. ...............        7.000      03/01/14       6,900,325
 5,440 Las Vegas Sands Corp. .....................        6.375      02/15/15       5,344,800
 9,470 MGM Mirage, Inc. ..........................        6.000      10/01/09       9,470,000
 3,005 Station Casinos, Inc. .....................        6.000      04/01/12       2,929,875
 3,795 Station Casinos, Inc. .....................        6.875      03/01/16       3,519,862
 1,085 Station Casinos, Inc. .....................        7.750      08/15/16       1,125,688
                                                                                  -----------
                                                                                   39,443,314
                                                                                  -----------
       HEALTH CARE 9.3%
 5,310 Community Health Systems, Inc. ............        6.500      12/15/12       5,529,037
 3,745 DaVita, Inc. ..............................        6.625      03/15/13       3,782,450
 4,895 Fisher Scientific International,
       Inc .......................................        6.125      07/01/15       4,877,779
 9,830 Fresenius Medical Care Capital
          Trust IV ...............................        7.875      06/15/11      10,432,088
 2,545 HCA, Inc. .................................        5.750      03/15/14       2,242,781
 3,810 HCA, Inc. .................................        6.250      02/15/13       3,557,588
 4,795 HCA, Inc. .................................        6.500      02/15/16       4,243,575
   940 HCA, Inc. .................................        8.750      09/01/10       1,001,100
   680 Invacare Corp. (b) ........................        9.750      02/15/15         697,000
 2,655 National Mentor Holdings, Inc. ............       11.250      07/01/14       2,947,050
 3,680 Omnicare, Inc. ............................        6.750      12/15/13       3,643,200
   750 Omnicare, Inc. ............................        6.875      12/15/15         742,500
 2,215 Sun Healthcare Group, Inc. (b)  ...........        9.125      04/15/15       2,336,825
 1,480 Tenet Healthcare Corp. ....................        7.375      02/01/13       1,402,300
 1,710 Tenet Healthcare Corp. ....................        9.875      07/01/14       1,761,300
 4,900 VWR International, Inc. ...................        6.875      04/15/12       5,120,500
 2,699 Warner Chilcott Corp. .....................        8.750      02/01/15       2,877,809
                                                                                  -----------
                                                                                   57,194,882
                                                                                  -----------
       HOUSING  2.1%
   968 Goodman Global Holdings, Inc.
          Ser B (c) ..............................        8.360      06/15/12         981,310
 3,365 Interface, Inc. ...........................        9.500      02/01/14       3,684,675
 1,435 Interface, Inc. ...........................       10.375      02/01/10       1,585,675

 5,130 Nortek, Inc. ..............................        8.500      09/01/14       5,117,175
 1,550 Realogy Corp. (b) .........................       10.500      04/15/14       1,559,687
                                                                                  -----------
                                                                                   12,928,522
                                                                                  -----------
       INFORMATION TECHNOLOGY 3.0%
 4,700 Freescale Semiconductor, Inc. (b)..........        8.875      12/15/14       4,729,375
   525 Iron Mountain, Inc. .......................        6.625      01/01/16         509,250
 2,050 Iron Mountain, Inc. .......................        7.750      01/15/15       2,121,750
 5,045 Iron Mountain, Inc. .......................        8.625      04/01/13       5,208,962
 2,275 PGS Solutions, Inc. (b) ...................        9.625      02/15/15       2,332,146
 3,540 Sungard Data Systems, Inc. ................        9.125      08/15/13       3,778,950
                                                                                  -----------
                                                                                   18,680,433
                                                                                  -----------
       MANUFACTURING 3.1%
 1,645 Baldor Electric Co. .......................        8.625      02/15/17       1,776,600
 1,959 JohnsonDiversey, Inc. (EUR) ...............        9.625      05/15/12       2,780,907
 3,463 JohnsonDiversey, Inc. Ser B ...............        9.625      05/15/12       3,636,150
 2,574 Manitowoc Co., Inc. .......................       10.500      08/01/12       2,734,875
 3,235 Propex Fabrics, Inc. ......................       10.000      12/01/12       3,008,550
 4,660 RBS Global & Rexnord Corp. ................        9.500      08/01/14       5,032,800
                                                                                  -----------
                                                                                   18,969,882
                                                                                  -----------
       METALS 2.0%
 1,340 Foundation PA Coal Co. ....................        7.250      08/01/14       1,363,450
 7,050 Novelis, Inc. (Canada) ....................        7.250      02/15/15       7,473,000
 2,445 SGL Carbon Luxembourg SA
          (EUR) (Luxembourg) (b) .................        8.500      02/01/12       3,511,934
                                                                                  -----------
                                                                                   12,348,384
                                                                                  -----------
       RETAIL 1.3%
 3,110 Brown Shoe Co., Inc. ......................        8.750      05/01/12       3,312,150
 4,305 Phillips Van-Heusen Corp. .................        7.250      02/15/11       4,428,769
                                                                                  -----------
                                                                                    7,740,919
                                                                                  -----------
       SERVICES 1.9%
 5,715 Allied Waste North America, Inc............        6.375      04/15/11       5,772,150
 1,850 Allied Waste North America, Inc............        7.875      04/15/13       1,942,500
 1,437 Allied Waste North America, Inc.
          Ser B ..................................        9.250      09/01/12       1,519,627
   790 Aramark Corp. (b) .........................        8.500      02/01/15         834,437
   250 Aramark Corp. (b)(c) ......................        8.856      02/01/15         259,063
 1,750 Aramark Services, Inc. ....................        5.000      06/01/12       1,592,500
                                                                                  -----------
                                                                                   11,920,277
                                                                                  -----------

       TELECOMMUNICATIONS 3.2%
 3,986 Axtel SA (Mexico) .........................       11.000      12/15/13       4,464,320

 6,030 Exodus Communications,
          Inc. (e)(f)(g) .........................       11.250      07/01/08               0
 4,000 Exodus Communications, Inc.
          (EUR) (e)(f)(g) ........................       11.375      07/15/08               0
   770 Exodus Communications,
          Inc. (e)(f)(g) .........................       11.625      07/15/10               0
 8,250 GST Network Funding, Inc.
          (e)(f)(g) ..............................       10.500      05/01/08             825
 1,320 Nordic Telephone Co. Holdings
          (Denmark) (b) ..........................        8.875      05/01/16       1,437,150
 4,000 Park N View, Inc. Ser B (e)(f)(g)..........       13.000      05/15/08               0
 5,825 Qwest Communications
          International, Inc. (c) ................        8.860      02/15/09       5,926,938
   990 Qwest Corp. ...............................        5.625      11/15/08         994,950
 1,100 TDC A S (EUR) (Denmark) ...................        6.500      04/19/12       1,528,947
 4,480 Wind Acquisition Finance SA
          (Luxembourg) (b) .......................       10.750      12/01/15       5,264,000
                                                                                  -----------
                                                                                   19,617,130
                                                                                  -----------
       TRANSPORTATION 8.5%
 4,700 ArvinMeritor, Inc. ........................        8.750      03/01/12       4,929,125
 1,610 Asbury Automotive Group, Inc. (b)..........        7.625      03/15/17       1,618,050
 3,675 Ford Motor Credit Co. .....................        5.800      01/12/09       3,620,955
 6,080 Ford Motor Credit Co. .....................        7.000      10/01/13       5,825,801
 4,195 Ford Motor Credit Co. .....................        7.250      10/25/11       4,131,282
 4,450 General Motors Acceptance Corp. ...........        4.375      12/10/07       4,415,068
 6,220 General Motors Acceptance Corp. ...........        6.875      09/15/11       6,272,652
 1,690 General Motors Corp. ......................        7.125      07/15/13       1,588,600
 2,195 General Motors Corp. ......................        8.375      07/15/33       2,052,325
 5,720 Petro Stopping Center, LP .................        9.000      02/15/12       6,098,950
 8,425 Sonic Automotive, Inc. Ser B ..............        8.625      08/15/13       8,877,844
 2,955 United Auto Group, Inc. (b) ...............        7.750      12/15/16       2,999,325
                                                                                  -----------
                                                                                   52,429,977
                                                                                  -----------
       UTILITY 7.0%
   925 AES Corp. .................................        7.750      03/01/14         979,344
   528 AES Corp. .................................        8.875      02/15/11         571,560
 3,035 AES Corp. (b) .............................        9.000      05/15/15       3,247,450
   740 AES Corp. .................................        9.375      09/15/10         814,000
 7,360 CMS Energy Corp. ..........................        7.500      01/15/09       7,587,998
 2,825 Colorado Interstate Gas Co. ...............        6.800      11/15/15       2,969,507
 2,320 Dynegy Holdings, Inc. (b) .................        7.750      06/01/19       2,308,400
 2,585 IPALCO Enterprises, Inc. ..................        8.375      11/14/08       2,681,938
 1,355 IPALCO Enterprises, Inc. ..................        8.625      11/14/11       1,480,338
 2,945 Nevada Power Co. Ser A ....................        8.250      06/01/11       3,208,044

 2,515 Nevada Power Co. Ser G ....................        9.000      08/15/13       2,714,643
 5,397 Ormat Funding Corp. .......................        8.250      12/30/20       5,531,479
 1,646 PSEG Energy Holdings ......................        8.625      02/15/08       1,683,430
 6,210 Williams Cos., Inc. .......................        7.875      09/01/21       6,986,250
                                                                                  -----------
                                                                                   42,764,381
                                                                                  -----------
       WIRELESS COMMUNICATIONS  1.1%
 3,090 American Tower Corp. ......................        7.125      10/15/12       3,225,188
 3,085 American Tower Corp. ......................        7.500      05/01/12       3,231,537
                                                                                  -----------
                                                                                    6,456,725
                                                                                  -----------
TOTAL CORPORATE BONDS   91.2% ................................................    559,845,063
                                                                                  -----------

       FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  0.6%
 3,980 Nortel Networks Corp. (Canada).............        4.250      09/01/08       3,900,400
                                                                                  -----------

       FOREIGN GOVERNMENT OBLIGATIONS  0.4%
24,425 Mexico (United Mexican States)
         (MXN) (Mexico)  .........................        9.500      12/18/14       2,529,265
                                                                                  -----------


 DESCRIPTION                                                                            VALUE
---------------------------------------------------------------------------------------------
  EQUITIES   0.0%
  DecisionOne Corp. (19,895 Common Shares) (g)(h).............................              0
  HF Holdings, Inc. (36,820 Common Stock Warrants, expiring
    09/27/09) (g)(h)..........................................................              0
  Hosiery Corp. of America, Inc., Class A (1,000 Common
      Shares) (b)(g)(h).......................................................              0
  Jazztel, PLC (5,000 Common Stock Warrants, expiring 07/15/10)
       (b)(g)(h)..............................................................              0
  OpTel, Inc. (3,275 Common Shares) (b)(g)(h).................................              0
  Park N View, Inc. (4,000 Common Stock Warrants, expiring
      05/15/18) (b)(f)(g)(h)..................................................              0
  Reunion Industries, Inc. (107,947 Common Stock Warrants, expiring
      12/02/08) (g)(h)........................................................              0
  Ventelo, Inc. (73,021 Common Shares) (EUR) (United Kingdom) (b)(g)(h).......              0
  Viatel Holding Bermuda, Ltd. (7,852 Common Shares) (Bermuda) (h)............            279
  VS Holdings, Inc. (946,962 Common Shares) (g)(h)............................              0
  XO Holdings, Inc. (3,469 Common Shares) (h).................................         16,478
  XO Holdings, Inc., Ser A (6,941 Common Stock Warrants, expiring
      01/16/10) (h)...........................................................          5,206
  XO Holdings, Inc., Ser B (5,205 Common Stock Warrants, expiring
      01/16/10) (h)...........................................................          2,732

XO Holdings, Inc., Ser C (5,205 Common Stock Warrants, expiring
    01/16/10) (h)............................................................           1,275
                                                                                 ------------

TOTAL EQUITIES  0.0% ........................................................          25,970
                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS  92.2%
  (Cost $589,898,919)........................................................     566,300,698
                                                                                 ------------

SHORT-TERM INVESTMENTS  6.5%
REPURCHASE AGREEMENTS  6.4%
Citigroup Global Markets, Inc. ($10,740,844 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.27%,
   dated 05/31/07, to be sold on 06/01/07 at $10,742,416)  ..................      10,740,844
State Street Bank & Trust Co. ($28,770,156 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.07%,
   dated 05/31/07, to be sold on 06/01/07 at $28,774,208)  ..................      28,770,156
                                                                                 ------------
TOTAL REPURCHASE AGREEMENTS   ...............................................      39,511,000

GOVERNMENT AGENCY OBLIGATIONS  0.1%
United States Treasury Bill ($700,000 par, yielding 4.966%, 07/12/07
   maturity) (i) ............................................................         696,137
                                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $40,207,137).........................................................      40,207,137
                                                                                 ------------

TOTAL INVESTMENTS  98.7%
  (Cost $630,160,056)........................................................     606,507,835

FOREIGN CURRENCY  0.0%
  (Cost $1)..................................................................               1

OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%..................................       7,746,801
                                                                                 ------------

NET ASSETS 100.0%............................................................    $614,254,637
                                                                                 ============



Percentages are calculated as a percentage of net assets.
(a) Payment-in-kind security.
(b) 144A-Private Placement security which is exempt from registration under
    Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(c) Floating Rate Coupon
(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(e) Non-income producing as security is in default.
(f) This borrower has filed for protection in federal bankruptcy court.
(g) Market value is determined in accordance with procedures established in good faith by the
    Board of Trustees.

(h) Non-income producing security as this stock currently does not declare dividends.
(i) All or a portion of this security has been physically segregated in connection with open futures contracts.


Currency Abbreviations:
EUR - Euro
MXN - Mexican peso


FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2007:

                                                                                          UNREALIZED
                                                                                         APPRECIATION/
                                                                          CONTRACTS      DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, September 2007
   (Current Notional Value of $106,375 per contract) ................         840         $(1,050,023)
U.S. Treasury Notes 5-Year Futures, September 2007
   (Current Notional Value of $104,438 per contract) ................         690            (497,441)

SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007
   (Current Notional Value of $109,125 per contract) ................         208             192,135
U.S. Treasury Notes 2-Year Futures, September 2007
   (Current Notional Value of $203,797 per contract) ................           1                 200
U.S. Treasury Bond Futures, June 2007
   (Current Notional Value of $109,156 per contract) ................         298             653,649
U.S. Treasury Notes 2-Year Futures, June 2007
   (Current Notional Value of $203,484 per contract) ................           1               1,216
                                                                         --------         -----------
                                                                            2,038         $  (700,264)
                                                                         ========         ===========


FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF MAY 31, 2007:

                                                                                           UNREALIZED
                                                                                          APPRECIATION/
                                              IN EXCHANGE FOR         CURRENT VALUE        DEPRECIATION
SHORT CONTRACTS:
Euro Currency
   3,203,000 expiring 07/31/07..............        US $               $  4,319,179         $   50,194
  11,073,000 expiring 07/31/07..............        US $                 14,931,709            177,842
                                                                                            ----------
                                                                                            $  228,036
                                                                                            ==========

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Yield Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 19, 2007